Risk Report - Market Risk - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€) € in Millions		Dec. 31, 2023 [1]	Dec. 31, 2022
Total [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 39.0	€ 38.3
Diversification effect [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		(31.9)	(43.3)
Interest Rate Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		20.3	26.0
Credit Spread Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		28.4	35.0
Equity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		11.0	6.4
Foreign Exchange Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[2]	10.9	13.6
Commodity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 0.3	€ 0.5

[1]	Figures for 2023 as of December 31, 2023. Figures for 2022 as of December 31, 2022
[2]	Includes value-at-risk from gold and other precious metal positions